Borrowings and Debt Securities - Repayment Schedule of Borrowings and Debt Securities (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Repayment schedule of borrowings and debt securities [Line Items]
Borrowings	₩ 22,040,837	₩ 20,710,989
Debt Securities	107,943,593	112,057,858
Less than 1 year
Repayment schedule of borrowings and debt securities [Line Items]
Borrowings	18,723,576	17,557,122
Debt Securities	27,173,916	26,908,467
1~5 Years
Repayment schedule of borrowings and debt securities [Line Items]
Borrowings	1,268,982	1,488,840
Debt Securities	59,991,872	63,087,182
More than 5 years
Repayment schedule of borrowings and debt securities [Line Items]
Borrowings	2,048,279	1,665,027
Debt Securities	₩ 20,777,805	₩ 22,062,209